Document And Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Enity Registrant Name	Star Bulk Carriers Corp.
Entity Central Index Key	0001386716
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	29,493,769
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q2